Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2015
Earnings Loss Per Share
Note 5. Earnings (Loss) per Share

Basic earnings or loss per share is based on the weighted average number of shares outstanding during the period of the financial statements. Diluted earnings or loss per share are based on the weighted average number of common shares outstanding and dilutive common stock equivalents. All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value, when applicable.

For the years ended December 31, 2015 and 2014, all loss per share amounts in the financial statements are basic loss per share. 5,050,000 (2014: 5,050,000) dilutive stock options for the year ended December 31, 2015 are not included in the computation of diluted loss per share because to do so would be anti-dilutive.

The computation of basic and diluted earnings (loss) per share as follows for years ended December 31, 2015 and 2014:

	Year ended
	December 31,
	2015	2014

Numerator- net loss available to common stockholders	$(29,504)	$(32,706)

Denominator- weighted average number of common shares outstanding	34,548,368	34,548,368

Dilutive common stock equivalents- stock options	-	-

Denominator- weighted average number of fully diluted common shares outstanding	34,548,368	34,548,368

Basic loss per common share	$(0.00)	$(0.00)

Diluted loss per common share	$(0.00)	$(0.00)